INCOME TAXES - Unrecognized Deductible Temporary Differences and Unused Tax Losses (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Deductible temporary differences (no expiry)	$ 71.5	$ 166.4
Capital losses (no expiry)	120.2	149.1
Operating losses	101.2	121.6
Deferred tax assets have not been recognized	$ 292.9	$ 437.1